Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt converted into stock amount	$ 52,660	$ 809,875	$ 809,875	$ 1,267,324
Private Placement Offering [Member]
Debt converted into stock amount				$ 20,000
Debt discount, percentage				10.00%